Schedule of actuarial gains and losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Actuarial losses and (gains)	R$ (444,480)	R$ 103,805	R$ 477,316
Return on plan assets (less interest income)	138,488	109,279	(444,348)
Change in the asset’s limit (excluding interest income)	175,440	(154,741)	73,039
Total cost of actuarial losses and (gains)	R$ (130,552)	R$ 58,343	R$ 106,007